INVENTORIES	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
INVENTORIES [Text Block]

NOTE 10:- INVENTORIES

	December 31, 2020
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$2,130	$4,728	$6,858

Finished goods:
Packaged dried cannabis	363	603	966
Other	546	—	546

Balance as at December 31, 2020	$3,039	$5,331	$8,370

	December 31, 2019
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$693	$1,596	$2,289

Finished goods:
Packaged dried cannabis	922	1,849	2,771
Other	362	—	362

Balance as at December 31, 2019	$1,977	$3,445	$5,422

During the years ended December 31, 2020 and 2019, inventory expensed to cost of goods sold was $17,203 and $11,135, respectively, which included $10,122 and $6,374 of non-cash expense, respectively, related to the changes in fair value of inventory sold.

In addition, during the years ended December 31, 2020 and 2019, The write-downs of inventories recognized in cost of sales amounted to $ 291  and $nil, respectively.

Cost of revenues in 2020 and 2019 also include production overhead not allocated to costs of inventories produced and recognized as an expense as incurred.